Income Taxes (Details) - Schedule of deferred tax asset - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset:
Tax loss carry forward	$ 9,461,421	$ 6,699,345
Share-based payment expenses	497,808
Deferred tax asset	9,959,229	6,699,345
Deferred tax liability:
Depreciation and amortization	(397,669)	(547,147)
Net deferred tax assets before valuation allowance	9,561,560	6,152,198
Valuation allowance	(9,561,560)	(6,152,198)
Deferred tax asset, net